Income Taxes (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
National tax rate	30.00%
Inhabitant tax rate	20.50%
Enterprise tax rate	7.40%
Combined statutory tax rate	40.50%	(40.50%)	(40.50%)
Change in valuation allowance, net	¥ (24,349)	¥ 536,706	¥ 129,427
Operating loss carryforward, net		1,755,388
Operating income loss carryforward set to expire, amount	1,627,828
Tax credit carryforward, amount	59,204
Deferred tax liability for foreign subsidiaries and joint ventures	905,025
Unrecognized tax benefits, that if recognized would reduce the effective tax rate	¥ 14,175	¥ 9,843	¥ 7,187
Percentage of possible decrease in unrecognized tax benefit within next twelve months	30.00%